Long-Term Bank Loans	6 Months Ended
Mar. 31, 2024
Long-Term Bank Loans [Abstract]
LONG-TERM BANK LOANS

NOTE 13 — LONG-TERM BANK LOANS

Long-term bank loans consist of the following:

		As of
	Note	March 31, 2024	September 30, 2023
		(Unaudited)
Long-term bank loans:
LRC Bank	(1)	$2,077,476	$-

(1)	On November 23, 2023, a subsidiary of the Company, Jiangxi Universe, signed a loan agreement with LRC Bank to borrow RMB15 million (equivalent to $2,077,476) as working capital for two years, with the maturity date on November 14, 2025. The fixed interest rate of the loan was 3.95% per annum. The Company pledged buildings of Jiangxi Universe as collateral to guarantee this loan.

For the above-mentioned loans, the Company recorded a total interest expense of $148,860 and $90,044 for the six months ended March 31, 2024 and 2023, respectively.